Note 10 - Equity Incentive Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

NOTE 10. Equity Incentive Plans

The Company has maintained the 2019 Equity Incentive Plan and the 2024 Inducement Award Plan for the issuance of stock options, stock appreciation rights, restricted stock awards, restricted stock units (“RSUs”), other stock awards and performance awards that may be settled in cash, stock, or other property to employees, directors and consultants. The terms of the 2024 Inducement Award Plan are substantially similar to the terms of the 2019 Equity Incentive Plan, with the exception that incentive stock options may not be issued under the 2024 Inducement Plan and equity awards under the 2024 Inducement Plan (including nonqualified stock options, restricted stock, restricted stock units, and other stock-based awards) may be issued only to an employee who is commencing employment with the Company or any subsidiary or who is being rehired following a bona fide interruption of employment by the Company or any subsidiary, in either case if he or she is granted such award in connection with his or her commencement of employment and such grant is an inducement material to his or her entering into employment with the Company or such subsidiary. The Company also maintains the 2022 Employee Stock Purchase Plan (“ESPP”) for its employees.

A summary of stock option and RSU transactions during the three months ended March 31, 2026 is as follows:

			Weighted		Weighted
	Shares	Number of	Option Average	Unvested	RSU Average
	Available	Options	Exercise	RSU Shares	Grant Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance as of January 1, 2026	10,875,110	25,407,299	$1.96	5,733,306	$0.70
Granted	(7,990,020)	5,280,640	$0.68	2,709,380	$0.68
Exercised	—	—	$—	—	$—
Released	—	—	$—	(1,426,449)	$0.77
Forfeited	743,521	(418,889)	$0.88	(324,632)	$0.93
Canceled	2,491,495	(2,501,431)	$3.19	—	$—

Balance as of March 31, 2026	6,120,106	27,767,619	$1.62	6,691,605	$0.67

As of March 31, 2026, there were 27,767,619 options outstanding with a weighted average exercise price of $1.62, a weighted average remaining term of 7.40 years, and an aggregate intrinsic value of $667,000. Of these options, 13,614,279 were vested, with a weighted average exercise price of $2.59, a weighted average remaining term of 6.04 years, and an aggregate intrinsic value of $161,000.

No options were exercised during the three months ended March 31, 2026. The Company received $3,000 for the 3,625 options exercised during the three months ended March 31, 2025, which had an intrinsic value of $0. The aggregate intrinsic value represents the total pre-tax value (i.e., the difference between the Company’s stock price and the exercise price) of stock options outstanding as of March 31, 2026 and 2025, respectively, based on the Company’s common stock closing price of $0.61 on March 31, 2026 and $0.85 on March 31, 2025, which would have been received by the option holders had all their in-the-money options been exercised as of that date.

The weighted average grant date fair value of options awarded in the three months ended March 31, 2026 and 2025, was $0.59 and $0.46, respectively. Their fair values were estimated using the following assumptions:

	Three Months Ended March 31,
	2026	2025

Risk-free interest rate	3.9%	4.1% - 4.4%
Expected term (in years)	6.0	6.0
Expected volatility	118.4%	126.5%
Dividend yield	—%	—%

The Company measures the fair value of all stock-based awards on the grant date and records the fair value of these awards, net of estimated forfeitures, to compensation expense over the service period. Total stock-based compensation recognized for options, RSUs and ESPP was as follows (in thousands):

	Three Months Ended March 31,
	2026	2025

Research and development	$812	$1,702
General and administrative	670	757
Total stock-based compensation	$1,482	$2,459

As of March 31, 2026, the unrecognized stock-based compensation cost related to outstanding unvested stock options and RSUs expected to vest was $12.1 million, which the Company expects to recognize over an estimated weighted average period of 3.0 years.

NOTE 10.  Equity Incentive Plans

On  April 23, 2019, the Company’s stockholders approved the adoption of the 2019 Equity Incentive Plan (the “2019 Plan”), under which the Company is authorized to issue incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, restricted stock units (“RSUs”), other stock awards and performance awards that  may be settled in cash, stock, or other property. The 2019 Plan is designed to secure and retain the services of employees, directors and consultants, provide incentives for the Company’s employees, directors and consultants to exert maximum efforts for the success of the Company and its affiliates, and provide a means by which employees, directors and consultants  may be given an opportunity to benefit from increases in the value of the Company’s common stock. Following adoption of the 2019 Plan, all previous plans were frozen, and on forfeiture, cancellation and expiration, awards under those plans are not assumed by the 2019 Plan.

The aggregate number of shares of common stock authorized for issuance under the 2019 Plan was initially 1,600,000 shares, which was increased through an amendment to the 2019 Plan adopted by the Company’s stockholders (a “Plan Amendment”) on  June 8, 2020, to 8,000,000, by a Plan Amendment on  June 16, 2021, to 16,900,000, by a Plan Amendment on  August 4, 2022, to 28,900,000, and by a Plan Amendment on  June 11, 2024, to 43,900,000. Further amendments to the 2019 Plan to increase the share reserve would require stockholder approval. Awards that are forfeited or canceled generally become available for issuance again under the 2019 Plan. Awards have a maximum term of ten years from the grant date and  may vest over varying periods, as specified by the Company’s board of directors for each grant.

On  February 27, 2024, the Company’s board of directors adopted the Vaxart, Inc. 2024 Inducement Award Plan (the “2024 Inducement Plan”). The 2024 Inducement Plan was adopted without stockholder approval pursuant to Nasdaq Listing Rule 5635(c)(4) and is administered by the Compensation Committee of the board of directors or the independent members of the board of directors. The board of directors reserved 3,000,000 shares of the Company’s common stock for issuance under the 2024 Inducement Plan, subject to adjustment as provided in the plan document. The terms of the 2024 Inducement Plan are substantially similar to the terms of the 2019 Plan, with the exception that incentive stock options  may not be issued under the 2024 Inducement Plan and equity awards under the 2024 Inducement Plan (including nonqualified stock options, restricted stock, restricted stock units, and other stock-based awards)  may be issued only to an employee who is commencing employment with the Company or any subsidiary or who is being rehired following a bona fide interruption of employment by the Company or any subsidiary, in either case if he or she is granted such award in connection with his or her commencement of employment and such grant is an inducement material to his or her entering into employment with the Company or such subsidiary.

A summary of stock option and RSU transactions for the years ended December 31, 2025 and 2024 are as follows:

			Weighted		Weighted
	Shares	Number of	Option Average	Number of	RSU Average
	Available	Options	Exercise	RSUs	Grant Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2024	5,685,806	17,938,726	$2.90	2,126,373	$1.37

Authorized under 2024 Inducement Plan	3,000,000	—	$—	—	$—
Authorized under 2019 Plan Amendment	15,000,000	—	$—	—	$—
Granted	(7,258,980)	5,309,437	$1.12	1,949,543	$1.13
Exercised	—	(38,030)	$0.78	—	$—
Released	—	—	$—	(599,260)	$1.48
Forfeited	1,944,001	(1,483,826)	$2.29	(460,175)	$1.41
Canceled	1,279,297	(1,321,068)	$2.87	—	$—
Balance at December 31, 2024	19,650,124	20,405,239	$2.49	3,016,481	$1.19

Granted	(12,969,746)	8,281,792	$0.53	4,687,954	$0.51
Exercised	—	(3,625)	$0.78	—	$—
Released	—	—	$—	(1,041,423)	$1.13
Forfeited	2,781,683	(1,851,977)	$0.94	(929,706)	$0.83
Canceled	1,413,049	(1,424,130)	$2.47	—	$—
Balance at December 31, 2025	10,875,110	25,407,299	$1.96	5,733,306	$0.70

As of December 31, 2025, there were 25,407,299 options outstanding with a weighted average exercise price of $1.96, a weighted average remaining term of 7.28 years, and an aggregate intrinsic value of $4,000. Of these options, 14,808,497 were vested, with a weighted average exercise price of $2.84, a weighted average remaining term of 6.16 years, and an aggregate intrinsic value of $4,000.

The Company received $3,000 for the 3,625 options exercised in the year ended December 31, 2025, which had a minimal intrinsic value. The aggregate intrinsic value represents the total pre-tax value (i.e., the difference between the Company’s stock price and the exercise price) of stock options outstanding as of December 31, 2025, based on the Company’s common stock closing price of $0.35 on December 31, 2025, which would have been received by the option holders had all their in-the-money options been exercised as of that date. The Company received $30,000 for the 38,030 options exercised in the year ended  December 31, 2024, which had an intrinsic value of $7,000.

The weighted average grant date fair value of options awarded in the years ended December 31, 2025 and 2024, was $0.47 and $1.01, respectively. Fair values were estimated using the following assumptions:

Year Ended December 31,
	2025	2024

Risk-free interest rate	3.8% - 4.4%	3.7% - 4.4%
Expected term (in years)	5.50 - 6.00	5.50 - 6.00
Expected volatility	125.6% - 128.6%	128.9% - 130.8%
Dividend yield	—%	—%

The Company measures the fair value of all stock-based awards on the grant date and records the fair value of these awards, net of estimated forfeitures, to compensation expense over the service period. Total stock-based compensation recognized for options, RSUs and ESPP was as follows (in thousands):

	Year Ended December 31,
	2025	2024

Research and development	$5,554	$7,246
General and administrative	2,760	4,255
Total stock-based compensation	$8,314	$11,501

As of December 31, 2025, the unrecognized stock-based compensation cost related to outstanding unvested stock options and RSUs expected to vest was $9.2 million, which the Company expects to recognize over an estimated weighted average period of 2.4 years.

On August 4, 2022, the 2022 Employee Stock Purchase Plan (the “2022 ESPP”) was approved by the Company’s stockholders. The Company initially reserved 1,800,000 shares of the Company’s common stock for purchase under the 2022 ESPP, which was increased by 1,800,000 shares through an amendment to the 2022 ESPP adopted by the Company’s stockholders on June 11, 2024, to 3,600,000 shares. The 2022 ESPP generally has a six-month offering period comprised of one purchase period. In  May 2024, the 2022 ESPP had a one-time modification following the end of the six-month offering period ended  May 31, 2024, to commence the follow-on offering period on  July 1, 2024 for a five-month offering period. The purchase price of the stock is equal to 85% of the lesser of the market value of such shares at the beginning of the six-month offering period or the end of such offering period. During the year ended December 31, 2025, the Company received $0.2 million and issued 539,448 treasury shares under the 2022 ESPP. During the year ended December 31, 2024, the Company received $0.5 million and issued 782,939 shares under the 2022 ESPP. As of December 31, 2025, 1,823,454 shares are available and reserved for future issuance under the 2022 ESPP.

Stock-based compensation expense related to the ESPP was $0.2 million for each of the years ended December 31, 2025 and 2024.